RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY) (Tables)	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
Effect of Restatement on Financial Statements
The following summarizes the effect of the Restatement on each financial statement line item for each period presented herein and as of the date of the Company’s consummation of its IPO.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 17, 2020 (audited)
Warrant Liability	$—	$16,290,000	$16,290,000
Total Liabilities	8,579,943	16,290,000	24,869,943
Class A Common Stock Subject to Possible Redemption	218,646,370	(16,290,000)	202,384,370
Class A common stock	113	163	276
Additional Paid-in Capital	5,001,136	579,837	5,580,973
Accumulated Deficit	(1,818)	(580,000)	(581,818)
Total Stockholders’ Equity	5,000,006	—	5,000,006

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$16,109,000	$16,109,000
Total Liabilities	8,101,692	16,109,000	24,210,692
Class A Common Stock Subject to Possible Redemption	218,646,030	(16,109,000)	202,537,030
Class A common stock	114	161	275
Additional Paid-in Capital	5,029,475	398,839	5,428,314
Accumulated deficit	(30,155)	(399,000)	(429,155)
Total Stockholders’ Equity	5,000,009	—	5,000,009

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$23,530,000	$23,530,000
Total Liabilities	8,365,328	23,530,000	31,895,328
Class A Common Stock Subject to Possible Redemption	218,249,000	(23,530,000)	194,719,000
Class A Common Stock	118	235	353
Additional Paid-in Capital	5,426,501	7,819,765	13,246,266
Accumulated Deficit	(427,187)	(7,820,000)	(8,247,187)
Total Stockholders’ Equity	5,000,007	—	5,000,007

Statement of operations for the three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	—	181,000	181,000
Transaction costs allocated to warrant liability	—	(580,000)	(580,000)
Loss before provision for income taxes	(30,155)	(399,000)	(429,155)
Net loss	(30,155)	(399,000)	(429,155)
Basic and diluted net loss per share:
Class B common stock	(0.01)	(0.06)	(0.07)

Statement of operations for the Period from June 23, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	—	181,000	181,000
Transaction costs allocated to warrant liability	—	(580,000)	(580,000)
Loss before provision for income taxes	(30,155)	(399,000)	(429,155)
Net loss	(30,155)	(399,000)	(429,155)
Basic and diluted net loss per share:
Class B common stock	(0.01)	(0.06)	(0.07)

Statement of operations for the Period from June 23, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	—	(7,240,000)	(7,240,000)
Transaction costs allocated to warrant liability	—	(580,000)	(580,000)

Net loss	(427,187)	(7,820,000)	(8,247,187)
Basic and diluted net loss per share:
Class B common stock	(0.08)	(1.43)	(1.51)

Cash flow statement for the period from June 23, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(30,155)	(399,000)	(429,155)
Change in fair value of warrant liability	—	(181,000)	(181,000)
Transaction costs allocated to warrant liability	—	580,000	580,000
Net cash used in operating activities	(24,003)	—	(24,003)

Cash flow statement for the period from June 23, 2020 (inception) to December 31, 2020 (audited)
Net loss	(427,187)	(7,820,000)	(8,247,187)
Change in fair value of warrant liability	—	7,240,000	7,240,000
Transaction costs allocated to warrant liability	—	580,000	580,000
Net cash used in operating activities	(455,960)	—	(455,960)